General Information	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
General Information
1. General Information

Company’s identity

The accompanying consolidated financial statements include the accounts of Performance Shipping Inc. (or “Performance”) and its wholly-owned subsidiaries (collectively, the “Company”). Performance was incorporated as Diana Containerships Inc. on January 7, 2010, under the laws of the Republic of the Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act. On February 19, 2019, the Company’s Annual Meeting of Shareholders approved an amendment to the Company’s Amended and Restated Articles of Incorporation to change the name of the Company from “Diana Containerships Inc.” to “Performance Shipping Inc.”, which was effected on February 25, 2019.  The Company’s common shares trade on the Nasdaq Capital Market under the ticker symbol “PSHG”.

The Company is a global provider of shipping transportation services through the ownership of tanker vessels, while it owned container vessels since its incorporation through August 2020 (Note 3). The Company operates its fleet through Unitized Ocean Transport Limited (the “Manager” or “UOT”), a wholly-owned subsidiary. The fees payable to UOT are eliminated in consolidation as intercompany transactions.

Financial Statements’ presentation

Following the sale of all Company’s container vessels in 2020, the Company’s results of operations of the container vessels, as well as their assets and liabilities, are reported as discontinued operations for all periods presented in the accompanying consolidated financial statements (Note 3). For the statement of cash flows, the Company elected the alternative of combining cash flows from discontinued operations with cash flows from continuing operations within each cash flow statement category, and as such, no separate disclosure of cash flows from discontinued operations is presented in the statement of cash flows.

Furthermore, effective November 15, 2022, the Company effected a one-for-fifteen reverse stock split on its common stock (Note 10), while previously, on November 2, 2020, the Company effected a one-for-ten reverse stock split on its common stock. All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to these reverse stock splits retroactively, for all periods presented.

Other matters

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines, travel restrictions, and other emergency public health measures in an effort to contain the outbreak. Such measures have resulted in a significant reduction in global economic activity and extreme volatility in the global financial markets, which has reduced the global demand for oil and oil products, which the Company’s vessels transport, and has exposed the Company to the risk of volatility in the near-term. During the global gradual recovery from COVID-19, the Company continues to take proactive measures to ensure the health and wellness of its crew and onshore employees while endeavoring to maintain effective business continuity and uninterrupted service to its customers. During the years ended December 31, 2022 and 2021, the Company incurred increased costs as a result of the restrictions imposed in various jurisdictions creating delays and additional complexities with respect to port calls and crew rotations. The Company’s revenues are impacted by fluctuations in spot charter rates for Aframax tankers. During the year ended December 31, 2021, the Company’s revenue came under pressure due to record OPEC+ oil production cuts and lower production from other oil producing countries, which reduced crude exports, and the unwinding of floating storage and the delivery of newbuilding vessels to the world tanker fleet. However, during the year ended December 31, 2022, the Company’s revenues improved due to strength in spot charter rates on account of higher OPEC+ production and increased ton mile due to the sanctions on Russian crude oil exports. As of December 31, 2022, and during the year ended December 31, 2022, the Company’s financial results have not been adversely affected from the impact of COVID. Given the dynamic nature of these circumstances, the full extent to which the COVID-19 global pandemic may have direct or indirect impact on the Company’s business and the related financial reporting implications cannot be reasonably estimated at this time, although it could materially affect the Company’s business, results of operations and financial condition in the future.

Furthermore, the outbreak of war between Russia and the Ukraine has disrupted supply chains and caused instability in the global economy, while the United States and the European Union, among other countries, announced sanctions against Russia, including sanctions targeting the Russian oil sector, among those a prohibition on the import of oil from Russia to the United States. The ongoing conflict could result in the imposition of further economic sanctions against Russia and given Russia’s role as a major global exporter of crude oil, the Company’s business may be adversely impacted. Currently, none of the Company’s contracts have been affected by the events in Russia and Ukraine. As of December 31, 2022, and during the year ended December 31, 2022, the Company’s financial results have not been adversely affected from the impact of war between Russia and Ukraine. However, it is possible that in the future third parties with whom the Company has or will have contracts may be impacted by such events. While in general much uncertainty remains regarding the global impact of the conflict in Ukraine, it is possible that such tensions could adversely affect the Company’s business, financial condition, results of operation and cash flows. Also, the Company monitors elevated inflation in the United States of America, Eurozone and other countries, including ongoing global prices pressures in the wake of the war in Ukraine, driving up energy prices, commodity prices, which continue to have a moderate effect on the Company’s operating expenses. Additionally, interest rates have increased rapidly and substantially as central banks in developed countries raise interest rates in an effort to subdue inflation. The eventual implications of tighter monetary policy, and potentially higher long-term interest rates may drive a higher cost of capital for the Company’s business.